S000028163 [Member] Annual Fund Operating Expenses - DoubleLine Total Return Bond Fund	Mar. 31, 2026
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%	[1]
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	0.50%
Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.09%	[1]
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	0.75%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%	[1]
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	0.43%
Class I2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%	[1]
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	0.54%

[1]	Other expenses have been restated to reflect current contractual fees.
[2]
“Acquired Fund Fees and Expenses” are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including exchange-traded funds (“ETFs”) and money market funds. Because these costs are indirect, the Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements, since financial statements only include direct costs of the Fund and not the indirect costs of investing in the underlying funds. The Fund’s Acquired Fund Fees and Expenses have been restated to reflect current expenses.